UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/09

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      28-11604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California              May 7, 2009
  Signature			   City, State			     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    27
Form 13F Information Table Value Total:             $ 144,014
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 03/31/09



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

ADOBE SYS INC	     COMM STK	   00724F101	5,348	  250,000    SH		SOLE		   250,000	0    0
AKAMAI
  TECHNOLOGIES INC   COMM STK	   00971T101	6,790	  350,000    SH		SOLE		   350,000	0    0
ARIBA INC	     COMM STK	   04033V203	5,675	  650,000    SH		SOLE		   650,000	0    0
APPLE COMPUTER	     COMM STK	   037833100	4,730	   45,000    SH		SOLE		    45,000	0    0
BAIDU INC 	    SPON ADR REP A 056752108	4,592	   26,000    SH		SOLE		    26,000	0    0
BIOMARIN
  PHARMACEUTICAL INC COMM STK	   09061G101	4,940	  400,000    SH		SOLE		   400,000	0    0
BLUE COAT
  SYSTEMS INC	     COMM STK	   09534T508	7,380	  614,508    SH		SOLE		   614,508	0    0
CELGENE CORP	     COMM STK	   151020104	5,772	  130,000    SH		SOLE		   130,000	0    0
CITRIX SYS INC	     COMM STK	   177376100	6,792	  300,000    SH		SOLE		   300,000	0    0
CONCUR
  TECHNOLOGIES INC   COMM STK	   206708109	5,277	  275,000    SH		SOLE		   275,000	0    0
CTRIP COM INTL LTD   ADR	   22943F100	4,658	  170,000    SH		SOLE		   170,000	0    0
GENOMIC HEALTH INC   COMM STK	   37244C101	7,558	  310,000    SH		SOLE		   310,000	0    0
GILEAD SCIENCES INC  COMM STK	   375558103	6,022	  130,000    SH		SOLE		   130,000	0    0
GOOGLE INC	     COMM STK	   38259P508	6,961	   20,000    SH		SOLE		    20,000	0    0
INTERNAP NETWORK
  SVCS CORP	     COMM STK	   45885A300	5,886	2,188,083    SH		SOLE		 2,188,083	0    0
MAKO SURGICAL CORP   COMM STK	   560879108	3,860	  500,000    SH		SOLE		   500,000	0    0
NEUSTAR INC	     CL A	   64126X201	6,114	  365,000    SH		SOLE	`	   365,000	0    0
OMNITURE INC	     COMM STK	   68212S109	3,957	  300,000    SH		SOLE		   300,000	0    0
PALM INC	     COMM STK	   696643105	4,295	  500,000    SH		SOLE		   500,000	0    0
PALM INC	     CALL	   696643905	1,380	    4,600	 CALL	SOLE		     4,600	0    0
QUALCOMM INC	     COMM STK	   747525103	7,198	  185,000    SH		SOLE		   185,000	0    0
RESEARCH IN
  MOTION LTD 	     COMM STK	   760975102	3,449	   80,000    SH		SOLE		    80,000	0    0
SALESFORCE COM INC   COMM STK	   79466L302	4,419	  135,000    SH		SOLE		   135,000	0    0
SOHU COM INC	     COMM STK	   83408W103	4,957	  120,000    SH		SOLE		   120,000	0    0
SPDR TR		     PUT	   78462F953	4,100	   10,000    SH		SOLE		    10,000	0    0
VISTAPRINT LIMITED   SHS	   G93762204	7,422	  270,000    SH		SOLE		   270,000	0    0
YAHOO INC	     COMM STK	   984332106	4,484	  350,000    SH		SOLE		   350,000	0    0

GRAND TOTAL			             $144,014

